ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.8%
	ADVERTISING & MARKETING - 5.8%
7,700	Trade Desk, Inc. (The), Class A(a)	$ 752,059

	AEROSPACE & DEFENSE - 5.8%
4,400	Loar Holdings, Inc.(a)	235,004
400	TransDigm Group, Inc.	511,044
		746,048
	BEVERAGES - 2.5%
300	Coca-Cola Consolidated, Inc.	325,500

	BIOTECH & PHARMA - 8.9%
2,500	Blueprint Medicines Corporation(a)	269,450
400	Regeneron Pharmaceuticals, Inc.(a)	420,412
3,100	TransMedics Group, Inc.(a)	466,922
		1,156,784
	CONSTRUCTION MATERIALS - 1.2%
400	Carlisle Companies, Inc.	162,084

	ELECTRIC UTILITIES - 1.2%
2,000	NRG Energy, Inc.	155,720

	ELECTRICAL EQUIPMENT - 3.5%
1,400	Trane Technologies PLC	460,502

	ENGINEERING & CONSTRUCTION - 5.4%
2,400	Dycom Industries, Inc.(a)	405,024
4,900	Granite Construction, Inc.	303,653
		708,677
	ENTERTAINMENT CONTENT - 3.2%
5,900	Sea Ltd. - ADR(a)	421,378

	FOOD - 2.6%
7,300	Vital Farms, Inc.(a)	341,421

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.0%
3,100	HealthEquity, Inc.(a)	$ 267,220
8,800	PACS Group Inc(a)	259,600
3,500	Universal Health Services, Inc., Class B	647,255
		1,174,075
	HOME & OFFICE PRODUCTS - 3.3%
5,700	SharkNinja, Inc.	428,355

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
3,700	Interactive Brokers Group, Inc., Class A	453,620

	INSURANCE - 2.0%
2,900	Brown & Brown, Inc.	259,289

	LEISURE FACILITIES & SERVICES - 3.6%
1,400	Cava Group, Inc.(a)	129,850
8,200	Dutch Bros, Inc.(a)	339,480
		469,330
	MEDICAL EQUIPMENT & DEVICES - 3.1%
5,900	Globus Medical, Inc., Class A(a)	404,091

	SEMICONDUCTORS - 10.3%
3,200	ARM Holdings plc - ADR(a)	523,584
300	Broadcom, Inc.	481,659
1,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	330,239
		1,335,482
	SOFTWARE - 10.3%
1,500	CyberArk Software Ltd.(a)	410,130
2,900	Guidewire Software, Inc.(a)	399,881
600	Tyler Technologies, Inc.(a)	301,668
1,500	Wix.com Ltd.(a)	238,605
		1,350,284
	TECHNOLOGY HARDWARE - 8.6%
1,000	Arista Networks, Inc.(a)	350,480

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.8% (Continued)
	TECHNOLOGY HARDWARE - 8.6% (Continued)
10,200	Western Digital Corporation(a)	$ 772,854
		1,123,334

	TOTAL COMMON STOCKS (Cost $11,976,785)	12,228,033

	SHORT-TERM INVESTMENT — 6.4%
	MONEY MARKET FUND - 6.4%
839,147	Fidelity Government Portfolio, Class I, 5.20% (Cost $839,147)(b)	839,147

	TOTAL INVESTMENTS - 100.2% (Cost $12,815,932)	$ 13,067,180
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(20,485)
	NET ASSETS - 100.0%	$ 13,046,695

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.